SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                            TRAVELERS RETIREMENT ACCOUNT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Retirement Account Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

1. EFFECTIVE SEPTEMBER 15, 2003, the cover is supplemented to include the following available variable funding option:

TRAVELERS SERIES FUND INC.

     SB Adjustable Rate Income Portfolio - Class I Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                                                    TOTAL ANNUAL
                                                                        DISTRIBUTION                                 OPERATING
                                                 MANAGEMENT FEE        AND/OR SERVICE       OTHER EXPENSES        EXPENSES (BEFORE
                                                 (BEFORE EXPENSE            FEES            (BEFORE EXPENSE           EXPENSE
FUNDING OPTION                                   REIMBURSEMENT)           (12B-1)           REIMBURSEMENT)        REIMBURSEMENT)#
---------------------                           ------------------    -----------------    ------------------    -------------------
TRAVELERS SERIES FUND INC.
SB Adjustable Rate Income Portfolio - Class I....      0.60%                0.25%                 0.21%                1.06%**

** "Other Expenses" are based on estimated amounts for the current fiscal year.

The Examples in the Fee Table section are supplemented as follows:

                                                                                IF CONTRACT IS NOT SURRENDERED
                                             IF CONTRACT IS SURRENDERED AT        OR ANNUITIZED AT THE END OF
                                               THE END OF PERIOD SHOWN:                  PERIOD SHOWN
                                           ----------------------------------  ----------------------------------
FUNDING                                               3       5        10                 3       5        10
OPTION                                     1 YEAR   YEARS   YEARS     YEARS    1 YEAR   YEARS   YEARS     YEARS
---------------                            -------  ------- -------  --------  -------  ------- -------  --------
TRAVELERS SERIES FUND INC.

  SB Adjustable Rate Portfolio--Class I      734      1021    1335     2646      234      721     1235     2646

The Variable Funding Options section is supplemented as follows:

TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Portfolio--      Seeks high current income and to      Smith Barney Fund Management, LLC
     Class I                           limit the degree of fluctuation
                                       of its net asset value resulting from
                                       movements in interest rates. The Fund
                                       normally invests in adjustable rate
                                       securities.


2. EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.

September  2003                                                          L-23037